Cover	12 Months Ended
Dec. 31, 2024 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	333-282016
Entity Registrant Name	Fitness Champs Holdings Limited
Entity Central Index Key	0002023796
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7030 Ang Mo Kio
Entity Address, Address Line Two	Avenue 5
Entity Address, Address Line Three	#04-48
Entity Address, City or Town	NorthStar@AMK
Entity Address, Country	SG
Entity Address, Postal Zip Code	569880
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	15,000,000
Entity Listing, Par Value Per Share | $ / shares	$ 0.000005
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6732
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Fitness Champs Holdings Limited and its Subsidiaries (collectively referred to as the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations and comprehensive income, changes in shareholders equity and cash flows for each of the years in the three-year period ended December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023 and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7030 Ang Mo Kio
Entity Address, Address Line Two	Avenue 5
Entity Address, Address Line Three	#04-48
Entity Address, City or Town	NorthStar@AMK
Entity Address, Country	SG
Entity Address, Postal Zip Code	569880
City Area Code	+65
Local Phone Number	9005 5495
Contact Personnel Name	Joyce Lee Jue Hui